PIMCO Variable Insurance Trust

Supplement dated September 13, 2019 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset All Authority Portfolio (the “Portfolio”)

Effective October 1, 2019, the primary broad-based securities market index of the Portfolio is the Bloomberg Barclays U.S. TIPS Index.

Accordingly, effective October 1, 2019, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio measures its performance against a primary benchmark and a secondary benchmark. Effective October 1, 2019, the Portfolio’s primary benchmark is the Bloomberg Barclays U.S. TIPS Index. The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities (“TIPS”) rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $500 million par amount outstanding. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to October 1, 2019, the Portfolio’s primary benchmark was the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark, the secondary benchmark, is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics.

In addition, effective October 1, 2019, the following disclosure is added above the row relating to the S&P 500 Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses:

	1 Year	Since Inception (04/30/14)
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-1.26%	1.10%

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_091319

PIMCO Variable Insurance Trust

Supplement dated September 13, 2019 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, and PIMCO All Asset All Authority Portfolio Advisor Class Prospectus each dated April 30, 2019, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset All Authority Portfolio (the “Portfolio”)

Effective October 1, 2019, the primary broad-based securities market index of the Portfolio is the Bloomberg Barclays U.S. TIPS Index.

Accordingly, effective October 1, 2019, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio measures its performance against a primary benchmark and a secondary benchmark. Effective October 1, 2019, the Portfolio’s primary benchmark is the Bloomberg Barclays U.S. TIPS Index. The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities (“TIPS”) rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $500 million par amount outstanding. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to October 1, 2019, the Portfolio’s primary benchmark was the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark, the secondary benchmark, is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics.

In addition, effective October 1, 2019, the following disclosure is added above the row relating to the S&P 500 Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses:

	1 Year	Since Inception (04/30/14)
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-1.26%	1.10%

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_091319